LEASES - Financial Liabilities (Details) - Lease liabilities $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 4,554
Less than 1 year
Disclosure of financial liabilities [line items]
Financial liabilities	1,052
2-5 years
Disclosure of financial liabilities [line items]
Financial liabilities	3,117
More than five years
Disclosure of financial liabilities [line items]
Financial liabilities	$ 385